Benefit Plans	12 Months Ended
Dec. 31, 2013
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Benefit Plans
Benefit Plans:
Pension coverage for employees of PMI’s subsidiaries is provided, to the extent deemed appropriate, through separate plans, many of which are governed by local statutory requirements. In addition, PMI provides health care and other benefits to substantially all U.S. retired employees and certain non-U.S. retired employees. In general, health care benefits for non-U.S. retired employees are covered through local government plans.

Pension Plans
Obligations and Funded Status
The benefit obligations, plan assets and funded status of PMI’s pension plans at December 31, 2013 and 2012, were as follows:

	U.S. Plans		Non-U.S. Plans
(in millions)	2013	2012	2013	2012
Benefit obligation at January 1,	$383	$352	$7,262	$5,625
Service cost	7	6	255	189
Interest cost	16	16	169	189
Benefits paid	(13)	(16)	(156)	(160)
Termination, settlement and curtailment	—	—	(3)	(8)
Assumption changes	(45)	28	(894)	1,176
Actuarial losses (gains)	16	(3)	76	41
Currency	—	—	141	167
Other	—	—	43	43
Benefit obligation at December 31,	364	383	6,893	7,262
Fair value of plan assets at January 1,	284	269	5,627	4,778
Actual return on plan assets	33	27	731	625
Employer contributions	1	4	149	203
Employee contributions	—	—	47	47
Benefits paid	(13)	(16)	(156)	(160)
Termination, settlement and curtailment	—	—	(2)	(5)
Currency	—	—	170	139
Fair value of plan assets at December 31,	305	284	6,566	5,627
Net pension liability recognized at December 31,	$(59)	$(99)	$(327)	$(1,635)

At December 31, 2013 and 2012, the Swiss pension plan represented 58% of the non-U.S. benefit obligation and approximately 60% of the non-U.S. fair value of plan assets, respectively.

At December 31, 2013 and 2012, the combined U.S. and non-U.S. pension plans resulted in a net pension liability of $386 million and $1,734 million, respectively. These amounts were recognized in PMI’s consolidated balance sheets at December 31, 2013 and 2012, as follows:

(in millions)	2013	2012
Other assets	$151	$29
Accrued liabilities — employment costs	(55)	(22)
Long-term employment costs	(482)	(1,741)
	$(386)	$(1,734)

The accumulated benefit obligation, which represents benefits earned to date, for the U.S. pension plans was $339 million and $354 million at December 31, 2013 and 2012, respectively. The accumulated benefit obligation for non-U.S. pension plans was $6,257 million and $6,469 million at December 31, 2013 and 2012, respectively.

For U.S. pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation and accumulated benefit obligation were $86 million and $77 million, respectively, as of December 31, 2013. The projected benefit obligation and accumulated benefit obligation were $86 million and $78 million, respectively, as of December 31, 2012. The underfunding relates to plans for salaried employees that cannot be funded under IRS regulations. For non-U.S. plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets were $1,429 million, $1,295 million, and $1,034 million, respectively, as of December 31, 2013, and $6,786 million, $6,058 million, and $5,162 million, respectively, as of December 31, 2012.
The following weighted-average assumptions were used to determine PMI’s benefit obligations at December 31:

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Discount rate	4.80%	4.05%	3.09%	2.38%
Rate of compensation increase	3.00	3.50	2.34	2.61

The discount rate for the largest U.S. and non-U.S. plans is based on a yield curve constructed from a portfolio of high quality corporate bonds that produces a cash flow pattern equivalent to each plan’s expected benefit payments.  The discount rate for the remaining non-U.S. plans is developed from local bond indices that match local benefit obligations as closely as possible.
Components of Net Periodic Benefit Cost
Net periodic pension cost consisted of the following for the years ended December 31, 2013, 2012 and 2011:

	U.S. Plans			Non-U.S. Plans
(in millions)	2013	2012	2011	2013	2012	2011
Service cost	$7	$6	$5	$255	$189	$178
Interest cost	16	16	16	169	189	205
Expected return on plan assets	(16)	(15)	(15)	(347)	(320)	(323)
Amortization:
Net losses	11	9	5	205	120	58
Prior service cost	1	1	1	9	9	8
Net transition obligation	—	—	—	—	1	1
Termination, settlement and curtailment	—	2	2	1	—	1
Net periodic pension cost	$19	$19	$14	$292	$188	$128

Termination, settlement and curtailment charges were due primarily to early retirement programs.
For the combined U.S. and non-U.S. pension plans, the estimated net loss and prior service cost that are expected to be amortized from accumulated other comprehensive earnings into net periodic benefit cost during 2014 are $117 million and $7 million, respectively.
The following weighted-average assumptions were used to determine PMI’s net pension cost:

	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Discount rate	4.05%	4.50%	5.40%	2.38%	3.40%	4.00%
Expected rate of return on plan assets	5.70	5.70	6.25	6.11	6.21	6.21
Rate of compensation increase	3.50	3.50	3.50	2.61	2.66	2.90

PMI’s expected rate of return on plan assets is determined by the plan assets’ historical long-term investment performance, current asset allocation and estimates of future long-term returns by asset class.
PMI and certain of its subsidiaries sponsor defined contribution plans. Amounts charged to expense for defined contribution plans totaled $69 million, $66 million and $61 million for the years ended December 31, 2013, 2012 and 2011, respectively.
Plan Assets
PMI’s investment strategy for U.S. and non-U.S. plans is based on an expectation that equity securities will outperform debt securities over the long term. Accordingly, the target allocation of PMI’s plan assets is broadly characterized as approximately a 60%/40% split between equity and debt securities. The strategy primarily utilizes indexed U.S. equity securities, international equity securities and investment-grade debt securities. PMI’s plans have no investments in hedge funds, private equity or derivatives. PMI attempts to mitigate investment risk by rebalancing between equity and debt asset classes once a year or as PMI’s contributions and benefit payments are made.

The fair value of PMI’s pension plan assets at December 31, 2013 and 2012, by asset category was as follows:

Asset Category (in millions)	At December 31, 2013	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$608	$608	$—	$—
Equity securities:
U.S. securities	119	119	—	—
International securities	1,280	1,280	—	—
Investment funds(a)	4,508	2,805	1,703	—
International government bonds	317	313	4	—
Corporate bonds	2	2	—	—
Other	37	37	—	—
Total	$6,871	$5,164	$1,707	$—

(a) Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 61% are invested in U.S. and international equities; 24% are invested in U.S. and international government bonds; 8% are invested in corporate bonds, and 7% are invested in real estate and other money markets.

Asset Category (in millions)	At December 31, 2012	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$420	$420	$—	$—
Equity securities:
U.S. securities	106	106	—	—
International securities	1,129	1,129	—	—
Investment funds(b)(c)	3,805	2,313	1,492	—
International government bonds	411	411	—	—
Corporate bonds	3	3	—	—
Other	37	37	—	—
Total	$5,911	$4,419	$1,492	$—
(b) Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI — Europe, Switzerland, North America, Asia Pacific, Japan; Russell 3000; S&P 500 for equities, and Citigroup EMU and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 60% are invested in U.S. and international equities; 24% are invested in U.S. and international government bonds; 9% are invested in corporate bonds, and 7% are invested in real estate and other money markets.
(c) Mutual funds in the amount of $1,363 million were transferred from Level 2 to Level 1 because they are actively traded on a daily basis.

See Note 16. Fair Value Measurements for a discussion of the fair value of pension plan assets.
PMI makes, and plans to make, contributions, to the extent that they are tax deductible and to meet specific funding requirements of its funded U.S. and non-U.S. plans. Currently, PMI anticipates making contributions of approximately $171 million in 2014 to its pension plans, based on current tax and benefit laws. However, this estimate is subject to change as a result of changes in tax and other benefit laws, as well as asset performance significantly above or below the assumed long-term rate of return on pension assets, or changes in interest rates.

The estimated future benefit payments from PMI pension plans at December 31, 2013, are as follows:

(in millions)	U.S. Plans	Non-U.S. Plans
2014	$48	$246
2015	18	255
2016	18	250
2017	21	260
2018	19	276
2019 - 2023	119	1,576

Postretirement Benefit Plans
Net postretirement health care costs consisted of the following for the years ended December 31, 2013, 2012 and 2011:

	U.S. Plans			Non-U.S. Plans
(in millions)	2013	2012	2011	2013	2012	2011
Service cost	$3	$2	$2	$2	$2	$2
Interest cost	5	5	5	5	5	5
Amortization:
Net losses	3	2	1	2	1	1
Net postretirement health care costs	$11	$9	$8	$9	$8	$8

The following weighted-average assumptions were used to determine PMI’s net postretirement costs for the years ended December 31, 2013, 2012 and 2011:

	U.S. Plans			Non-U.S. Plans
	2013	2012	2011	2013	2012	2011
Discount rate	4.05%	4.50%	5.40%	4.59%	5.45%	5.14%
Health care cost trend rate	7.50	7.50	8.00	6.46	6.55	6.29

PMI’s postretirement health care plans are not funded. The changes in the accumulated benefit obligation and net amount accrued at December 31, 2013 and 2012, were as follows:

	U.S. Plans		Non-U.S. Plans
(in millions)	2013	2012	2013	2012
Accumulated postretirement benefit obligation at January 1,	$132	$115	$113	$96
Service cost	3	2	2	2
Interest cost	5	5	5	5
Benefits paid	(5)	(4)	(5)	(5)
Assumption changes	(23)	10	(5)	11
Actuarial losses (gains)	1	4	(3)	6
Plan changes	—	—	(1)	(3)
Currency	—	—	(6)	1
Accumulated postretirement benefit obligation at December 31,	$113	$132	$100	$113

The current portion of PMI’s accrued postretirement health care costs of$11 million at December 31, 2013 and December 31, 2012, is included in accrued employment costs on the consolidated balance sheet.

The following weighted-average assumptions were used to determine PMI’s postretirement benefit obligations at December 31, 2013 and 2012:

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Discount rate	4.95%	4.05%	5.07%	4.59%
Health care cost trend rate assumed for next year	7.00	7.50	6.14	6.46
Ultimate trend rate	5.00	5.00	4.87	4.88
Year that rate reaches the ultimate trend rate	2018	2018	2029	2029

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care trend rates would have the following effects as of December 31, 2013:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total service and interest cost	18.2%	(14.0)%
Effect on postretirement benefit obligation	14.1	(11.6)

PMI’s estimated future benefit payments for its postretirement health care plans at December 31, 2013, are as follows:

(in millions)	U.S. Plans	Non-U.S. Plans
2014	$5	$6
2015	5	5
2016	6	5
2017	6	5
2018	6	5
2019 - 2023	33	26

Postemployment Benefit Plans
PMI and certain of its subsidiaries sponsor postemployment benefit plans covering substantially all salaried and certain hourly employees. The cost of these plans is charged to expense over the working life of the covered employees. Net postemployment costs consisted of the following:

	For the Years Ended December 31,
(in millions)	2013	2012	2011
Service cost	$34	$30	$28
Interest cost	20	22	22
Amortization of net loss	60	53	39
Other expense	84	75	106
Net postemployment costs	$198	$180	$195

During 2013, 2012 and 2011, certain salaried employees left PMI under separation programs. These programs resulted in incremental postemployment costs, which are included in other expense, above.

The estimated net loss for the postemployment benefit plans that will be amortized from accumulated other comprehensive losses into net postemployment costs during 2014 is approximately $66 million.

The changes in the benefit obligations of the plans at December 31, 2013 and 2012, were as follows:

(in millions)	2013	2012
Accrued postemployment costs at January 1,	$682	$619
Service cost	34	30
Interest cost	20	22
Benefits paid	(173)	(196)
Actuarial losses	109	129
Other	91	78
Accrued postemployment costs at December 31,	$763	$682

The accrued postemployment costs were determined using a weighted-average discount rate of 5.5% and 4.4% in 2013 and 2012, respectively; an assumed ultimate annual weighted-average turnover rate of 2.2% and 2.1% in 2013 and 2012, respectively; assumed compensation cost increases of 3.8% in 2013 and 3.9% in 2012 and assumed benefits as defined in the respective plans. In accordance with local regulations, certain postemployment plans are funded. As a result, the accrued postemployment costs shown above are presented net of the related assets of $33 million and $28 million at December 31, 2013 and 2012, respectively. Postemployment costs arising from actions that offer employees benefits in excess of those specified in the respective plans are charged to expense when incurred.

Comprehensive Earnings (Losses)
The amounts recorded in accumulated other comprehensive losses at December 31, 2013, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(1,746)	$(47)	$(661)	$(2,454)
Prior service cost	(51)	7	—	(44)
Net transition obligation	(6)	—	—	(6)
Deferred income taxes	245	14	199	458
Losses to be amortized	$(1,558)	$(26)	$(462)	$(2,046)

The amounts recorded in accumulated other comprehensive losses at December 31, 2012, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(3,199)	$(82)	$(612)	$(3,893)
Prior service cost	(60)	7	—	(53)
Net transition obligation	(7)	—	—	(7)
Deferred income taxes	377	26	185	588
Losses to be amortized	$(2,889)	$(49)	$(427)	$(3,365)

The amounts recorded in accumulated other comprehensive losses at December 31, 2011, consisted of the following:

(in millions)	Pension	Post- retirement	Post- employment	Total
Net losses	$(2,401)	$(54)	$(536)	$(2,991)
Prior service cost	(70)	3	—	(67)
Net transition obligation	(8)	—	—	(8)
Deferred income taxes	299	19	163	481
Losses to be amortized	$(2,180)	$(32)	$(373)	$(2,585)

The movements in other comprehensive earnings (losses) during the year ended December 31, 2013, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$216	$5	$60	$281
Prior service cost	10	—	—	10
Net transition obligation	—	—	—	—
Other income/expense:
Net losses	1	—	—	1
Deferred income taxes	(29)	(2)	(18)	(49)
	198	3	42	243
Other movements during the year:
Net losses	1,236	30	(109)	1,157
Prior service cost	(1)	—	—	(1)
Net transition obligation	1	—	—	1
Deferred income taxes	(103)	(10)	32	(81)
	1,133	20	(77)	1,076
Total movements in other comprehensive earnings (losses)	$1,331	$23	$(35)	$1,319

The movements in other comprehensive earnings (losses) during the year ended December 31, 2012, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$129	$3	$53	$185
Prior service cost	10	—	—	10
Net transition obligation	1	—	—	1
Other income/expense:
Net losses	4	—	—	4
Deferred income taxes	(20)	(1)	(16)	(37)
	124	2	37	163
Other movements during the year:
Net losses	(931)	(31)	(129)	(1,091)
Prior service cost	—	4	—	4
Deferred income taxes	98	8	38	144
	(833)	(19)	(91)	(943)
Total movements in other comprehensive losses	$(709)	$(17)	$(54)	$(780)
The movements in other comprehensive earnings (losses) during the year ended December 31, 2011, were as follows:

(in millions)	Pension	Post- retirement	Post- employment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$63	$3	$39	$105
Prior service cost	9	(1)	—	8
Net transition obligation	1	—	—	1
Other income/expense:
Net losses	3	—	—	3
Deferred income taxes	(10)	(1)	(12)	(23)
	66	1	27	94
Other movements during the year:
Net losses	(1,042)	(11)	(107)	(1,160)
Prior service cost	(17)	—	—	(17)
Deferred income taxes	110	5	33	148
	(949)	(6)	(74)	(1,029)
Total movements in other comprehensive losses	$(883)	$(5)	$(47)	$(935)